SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units	1	1	1
Impairment of goodwill	0	0	0
Intangible assets
Impairment of intangible assets with indefinite useful lives	0	0	0
Licensed copyrights
Intangible assets
Impairment charge for licensed copyrights	0	0	0
Advertising license
Intangible assets
Weighted-average useful life of an intangible asset	28 years
Technology
Intangible assets
Weighted-average useful life of an intangible asset	5 years
Non-compete agreement
Intangible assets
Weighted-average useful life of an intangible asset	3 years
Customer relationship
Intangible assets
Weighted-average useful life of an intangible asset	5 years
User generated content
Intangible assets
Weighted-average useful life of an intangible asset	2 years
Adaptation rights
Intangible assets
Weighted-average useful life of an intangible asset	5 years 3 months 26 days
Minimum | Licenses for movies and television serial dramas
Intangible assets
Terms of license	6 months
Maximum | Licenses for movies and television serial dramas
Intangible assets
Terms of license	10 years